UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  				[ ] is a restatement.
                                   				[ ] adds new holding entries.
Institutional Investment Manager Filing this Report:

					Name:     			Rock Point Advisors, LLC
					Address:  			77 College Street, 4th Floor
									P.O. Box 700
									Burlington, VT 05402
					Form 13F File Number:  	28-11103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     				Evan I. Pemberton
Title:    				Chief Compliance Officer
Phone:    				802-864-2266
Signature, 				Place, 				and Date of Signing:
Evan I. Pemberton		        Burlington, VT			05-14-2013
Report type (Check only one.):
					[x]  13F HOLDINGS REPORT.
					[ ]  13F NOTICE.
					[ ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: none

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      	NONE
Form 13F Information Table Entry Total: 	72
Form 13F Information Table Value Total: 	201981

List of Other Included Managers: 		NONE

	FORM 13F INFORMATION TABLE
										  VALUE				INVESTMENT	   	 VOTING AUTHORITY
	NAME OF ISSUER			TITLE OF CLASS		CUSIP		(x$1000)     	SHRS		DISCRETION	  SOLE	    SHARED	 NONE
--------------------------------	----------------	-----------	----------- 	--------	----------	--------   ----------	--------
ABB Ltd ADR				SPONSORED ADR		000375204	3830		168265		SOLE		160415			7850
Accenture				SHS CLASS A		G1151C101	7501		98732		SOLE		92462			6270
Ace					SHS   			H0023R105	3178		35717		SOLE		32957			2760
Affiliated Managers Group		COM			008252108	392		2550		SOLE		2550			0
Agco					COM			001084102	5708		109509		SOLE		103484			6025
Agnico Eagle Mines			COM			008474108	359		8750		SOLE		8750			0
Almost Family				COM			020409108	1975		96675		SOLE		93150			3525
Anadarko Petroleum			COM			032511107	2894		33095		SOLE		31645			1450
Apple Computer				COM			037833100	6199		14003		SOLE		13242			761
AT&T					COM			00206R102	276		7524		SOLE		7454			70
Badger Meter				COM			056525108	214		4000		SOLE		4000			0
Barrick Gold				COM			067901108	2447		83230		SOLE		79295			3935
Capitol Federal Financial		COM			14057J101	2576		213455		SOLE		195577			17878
Chart Industries			COM PAR $0.01		16115Q308	5892		73645		SOLE		68850			4795
ChevronTexaco				COM			166764100	945		7955		SOLE		7955			0
Cisco Systems				COM			17275R102	5852		280064		SOLE		261214			18850
Coca-Cola				COM			191216100	366		9046		SOLE		7980			1066
Colgate Palmolive			COM			194162103	207		1750		SOLE		1750			0
Corning					COM			219350105	6427		482115		SOLE		455690			26425
Covidien				SHS			G2554F113	4918		72498		SOLE		68008			4490
Devon Energy				COM			25179M103	3530		62558		SOLE		59711			2847
Echelon					COM			27874N105	1501		615206		SOLE		591766			23440
Eldorado Gold				COM			284902103	114		12000		SOLE		12000			0
Emerson Electric			COM			291011104	405		7248		SOLE		7248			0
Esco Technologies			COM			296315104	5256		128630		SOLE		121240			7390
Exxon Mobil				COM			30231G102	1714		19018		SOLE		15924			3094
General Electric			COM			369604103	615		26595		SOLE		21478			5117
General Mill				COM			370334104	426		8640		SOLE		8640			0
General Motors				COM			37045V100	1542		55443		SOLE		51145			4298
Gentherm				COM			37253A103	3017		184165		SOLE		178415			5750
GM Mandatory Preferred			JR PFD CNV SRB		37045V209	4599		107095		SOLE		100925			6170
Goldcorp				COM			380956409	202		6000		SOLE		6000			0
Green Mountain Coffee			COM			393122106	18306		322510		SOLE		305690			16820
Hugoton Royalty Trust			UNIT BEN INT		444717102	2943		315472		SOLE		301942			13530
International Business Machine		COM			459200101	674		3161		SOLE		2895			266
J. M. Smucker				COM			832696405	201		2023		SOLE		1960			63
Johnson & Johnson			COM			478160104	499		6124		SOLE		5524			600
Kinross Gold				COM NO PAR		496902404	2250		283735		SOLE		272525			11210
Ladenburg Thalmann Financial S		COM			50575Q102	42		25000		SOLE		25000			0
Layne Christensen			COM			521050104	7283		340630		SOLE		322015			18615
LSB Industries				COM			502160104	5775		166042		SOLE		155897			10145
M.S. Emerging Markets Debt Fun		COM			61744H105	147		12440		SOLE		12440			0
Market Vectors Gold Miners ETF		GOLD MINER ETF		57060U100	2290		60505		SOLE		57005			3500
Maxwell Technologies			COM			577767106	2267		420540		SOLE		409080			11460
MFS Charter Income Trust		SH BEN INT		552727109	111		10900		SOLE		8900			2000
Microsoft				COM			594918104	7237		252984		SOLE		239142			13842
Monmouth Real Estate Investmen		CL A			609720107	3267		292995		SOLE		265110			27885
National Oilwell Varco			COM			637071101	6267		88578		SOLE		83483			5095
Newmont Mining				COM			651639106	2138		51027		SOLE		48512			2515
NTT Docomo				SPONS ADR		62942M201	3234		217499		SOLE		204399			13100
Old Republic International		COM			680223104	3161		248705		SOLE		227500			21205
Overhill Farms				COM			690212105	2187		553779		SOLE		533779			20000
Penn West Petroleum Ltd			COM			707887105	512		47585		SOLE		44485			3100
People's United Financial		COM			712704105	1742		129814		SOLE		119964			9850
Pepsico					COM			713448108	312		3938		SOLE		3688			250
Pfizer					COM			717081103	350		12125		SOLE		12125			0
Platinum Group Metals			COM NEW			72765Q205	35		24300		SOLE		24300			0
Procter & Gamble			COM			742718109	1580		20509		SOLE		18390			2119
Pzena Investment Management		CLASS A			74731Q103	3144		483753		SOLE		468078			15675
Reed Elsevier				SPONS ADR NEW		758204200	4586		134931		SOLE		130506			4425
Resolute Forest Products		COM			76117W109	308		19062		SOLE		18373			689
San Juan Basin Royalty Trust		UNIT BEN INT		798241105	348		23025		SOLE		22025			1000
Streetracks Gold Trust			GOLD SHS		78463V107	482		3120		SOLE		3120			0
Stryker					COM			863667101	5514		84525		SOLE		79290			5235
SunOpta					COM			8676EP108	5474		760285		SOLE		718830			41455
Templeton Global Income			COM			880198106	1165		124171		SOLE		115871			8301
TJX Companies				COM			872540109	4316		92319		SOLE		86639			5680
Vanguard Short-Term Bond		SHORT TRM BOND		921937827	1623		20040		SOLE		19290			750
Veolia Environnement			SPONSORED ADR		92334N103	257		20200		SOLE		20200			0
Vodafone Plc ADR			SPONS ADR NEW		92857W209	5855		206163		SOLE		194517			11646
W. P. Carey				COM			92936U109	8801		130582		SOLE		122830			7752
Whole Foods Market			COM			966837106	221		2550		SOLE		2300			250


